Benefits offered to employees (Details 1) - R$ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Plan 2021 [Member] | Settlement Methodology Shares [Member]
IfrsStatementLineItems [Line Items]
Name of flat	2021 Plan
Date of grant	May 10, 2021
End of grace period	05/10/24
Settlement Method	Shares
Quantity of acquisition, shares			516,539
Shares canceled		(9,173)
Shares exercised		(507,366)
Plan 2021 [Member] | Settlement Methodology Cash [Member]
IfrsStatementLineItems [Line Items]
Name of flat	2021 Plan
Date of grant	May 10, 2021
End of grace period	05/10/24
Settlement Method	Cash
Quantity of acquisition, shares			140,900
Shares canceled		(948)
Shares exercised		(139,952)
Plan 2022 [Member] | Settlement Methodology Shares [Member]
IfrsStatementLineItems [Line Items]
Name of flat	2022 Plan
Date of grant	May 17, 2022
End of grace period	05/17/25
Settlement Method	Shares
Quantity of acquisition, shares		379,780	505,408
Shares canceled		(9,488)
Shares exercised	(379,780)	(116,140)
Plan 2022 [Member] | Settlement Methodology Cash [Member]
IfrsStatementLineItems [Line Items]
Name of flat	2022 Plan
Date of grant	May 17, 2022
End of grace period	05/17/25
Settlement Method	Cash
Quantity of acquisition, shares		120,512	131,787
Shares canceled	(1,518)	(9,774)
Shares exercised	(118,994)	(1,501)
Plan 2023 [Member] | Settlement Methodology Shares [Member]
IfrsStatementLineItems [Line Items]
Name of flat	2023 Plan
Date of grant	Sep. 06, 2023
End of grace period	09/06/26
Settlement Method	Shares
Quantity of acquisition, shares	479,944	570,136	931,050
Shares canceled	(27,326)	(23,076)
Shares exercised	(62,866)	(337,838)
Fair value of the share	R$ 23.02
Plan 2023 [Member] | Settlement Methodology Cash [Member]
IfrsStatementLineItems [Line Items]
Name of flat	2023 Plan
Date of grant	Sep. 06, 2023
End of grace period	09/06/26
Settlement Method	Cash
Quantity of acquisition, shares	153,174	181,822	208,206
Shares canceled	(7,234)	(22,332)
Shares exercised	(21,414)	(4,052)
Fair value of the share	R$ 14.91
Plan 2024 [Member] | Settlement Methodology Shares [Member]
IfrsStatementLineItems [Line Items]
Name of flat	2024 Plan
Date of grant	Jun. 05, 2024
End of grace period	06/06/27
Settlement Method	Shares
Quantity of acquisition, shares	801,835	954,519
Shares canceled	(87,421)
Shares exercised	(65,263)	(546,055)
Fair value of the share	R$ 18.19
Granted quantities, shares	1,500,574
Plan 2024 [Member] | Settlement Methodology Cash [Member]
IfrsStatementLineItems [Line Items]
Name of flat	2024 Plan
Date of grant	Jun. 05, 2024
End of grace period	06/06/27
Settlement Method	Cash
Quantity of acquisition, shares	308,866	335,503
Shares canceled	(9,460)	(13,621)
Shares exercised	(17,177)	(1,629)
Fair value of the share	R$ 14.91
Granted quantities, shares	350,753
Plan 2025 [Member] | Settlement Methodology Shares [Member]
IfrsStatementLineItems [Line Items]
Name of flat	2025 Plan
Date of grant	Jun. 16, 2025
End of grace period	06/16/28
Settlement Method	Shares
Quantity of acquisition, shares	1,699,689
Shares canceled	(184,313)
Shares exercised	(115,091)
Fair value of the share	R$ 10.15
Granted quantities, shares	1,999,093
Plan 2025 [Member] | Settlement Methodology Cash [Member]
IfrsStatementLineItems [Line Items]
Name of flat	2025 Plan
Date of grant	Jun. 16, 2025
End of grace period	06/16/28
Settlement Method	Cash
Quantity of acquisition, shares	467,652
Shares canceled	(9,375)
Shares exercised	(19,663)
Fair value of the share	R$ 14.91
Granted quantities, shares	496,690